ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended			1 Months Ended			0 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Vimicro Qingdao	Dec. 31, 2012 Vimicro Wuxi	Dec. 31, 2013 Vimicro Shenzhen	Dec. 31, 2013 Vimicro China	Dec. 31, 2012 Vimicro China Vimicro Wuxi	Dec. 31, 2011 Vimicro China Vimicro Wuxi	Dec. 31, 2012 VMF Shanghai	Jan. 12, 2012 VMF Shenzhen	Jan. 12, 2012 VMF Shenzhen Vimicro Shenzhen	Apr. 30, 2014 VMF Shenzhen Vimicro Tianshi Subsequent event	Jan. 31, 2014 VMF Shenzhen Vimicro Tianshi Subsequent event	Nov. 30, 2012 Vimicro Shanghai Vimicro Xingguang Corporation	Dec. 31, 2011 Mobile business Vimicro Qingdao item	Dec. 31, 2011 Mobile business Vimicro China Vimicro Qingdao	Dec. 31, 2011 Mobile business Vimicro Wuxi Vimicro Qingdao	Dec. 31, 2011 Mobile business VMF Consulting Company Vimicro Qingdao	Jul. 31, 2012 Visiondigi	Apr. 30, 2013 VMF Shenzhen Vimicro Tianshi	Dec. 31, 2013 VMF Shenzhen Vimicro Tianshi
DISCONTINUED OPERATIONS
Consideration from disposal of business															$ 4,202
Cash consideration of transfer of equity interest									10,410			1,200	3,800	10,410							5,000
Beneficially held equity interest			18.00%				0.10%	0.10%
Ownership interest percentage				0.10%		100.00%				100.00%	100.00%					18.00%	19.00%	14.00%	18.00%
Ownership interest percentage held by two former key employees of mobile business															49.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao															2
Gain from disposal subsidiary	6	1,472							1,133
Approved operating period					20 years
Consideration from disposal of equity interest																			49	10,000
Outstanding consideration																					$ 5,000